Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Income (Expenses), Net

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Gain on disposal of scrapped materials	43,652	51,077	52,254
Royalty income	12,336	2,962	907
Gain on disposal of items purchased on behalf of others	15,080	30,140	21,945
Gain on disposal of property, plant and equipment, net	20,271	48,070	33,935
Insurance compensation income	10,435	—	—
Impairment loss on property, plant and equipment	(9,938)	—	(4,843)
Gains from lease modifications	—	—	891
Others	1,092	3,329	20,498

	92,928	135,578	125,587